Intangible assets - Other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of details, by asset category, of the other intangible assets

Cost	Information Technology Development	Other assets	Total
Balance on December 31, 2021	7,025,609	430,029	7,455,638
Additions	1,536,146	201,402	1,737,548
Write-off	(186,429)	(1,345)	(187,774)
Transfers	5,986	(38)	5,948
Balance on December 31, 2022	8,381,312	630,048	9,011,360

Additions	1,821,519	85,353	1,906,872
Write-off	(239,768)	(28,383)	(268,151)
Transfers	6,679	-	6,679
Balance on December 31, 2023	9,969,742	687,018	10,656,760

Additions	1,654,226	35,162	1,689,388
Write-off	(59,759)	(424,421)	(484,180)
Balance on December 31, 2024	11,564,209	297,759	11,861,968

Accumulated amortization
Balance on December 31, 2021	(4,208,942)	(275,283)	(4,484,225)
Additions	(651,724)	(73,735)	(725,459)
Write-off	40,085	2,991	43,076
Balance on December 31, 2022	(4,820,581)	(346,027)	(5,166,608)

Additions	(712,984)	(186,350)	(899,334)
Write-off	34,231	48,714	82,945
Balance on December 31, 2023	(5,499,334)	(483,663)	(5,982,997)

Additions	(1,079,186)	(65,554)	(1,144,740)
Write-off	10,862	388,541	399,403
Transfers	-	-	-
Balance on December 31, 2024	(6,567,658)	(160,676)	(6,728,334)

Impairment loss - IT	Information Technology Development	Other assets	Total
Balance on December 31, 2021	(93,000)	(7,094)	(100,094)
Impact on net profit (1)	(10,091)	(21,160)	(31,251)
Balance on December 31, 2022	(103,091)	(28,254)	(131,345)

Impact on net profit (1)	(16,044)	(3,429)	(19,473)
Balance on December 31, 2023	(119,135)	(31,683)	(150,818)

Impact on net profit (1)	(48,897)	-	(48,897)
Balance on December 31, 2024	(168,032)	(31,683)	(199,715)

Book Value
Balance on December 31, 2022	3,457,640	255,767	3,713,407
Balance on December 31, 2023	4,351,273	171,672	4,522,945
Balance on December 31, 2024	4,828,519	105,400	4,933,919
(1)	Refers to impairment losses on assets in the acquisition and development of software. The impairment loss on the acquisition and development of software was recognized due to obsolescence and discontinuation of the respective systems.